UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA Ohio Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
Ohio - 98.4%                     ABN AMRO Munitops Certificates Trust, Ohio, GO, VRDN (a):
                    $   10,820       Series 2003-34, 2.32% due 12/01/2011 (d)                                         $    10,820
                         5,000       Series 2004-23, 2.32% due 12/01/2011 (c)                                               5,000

                                 ABN AMRO Munitops Certificates Trust Revenue Bonds, Ohio, VRDN (a)(b):
                         5,000       Series 2004-4, 2.32% due 6/01/2012                                                     5,000
                         7,595       South-Western City School District, Series 2001-7, 2.32% due 12/01/2007                7,595

                         4,930   ABN AMRO Munitops Certificates Trust, Westerville, Ohio, City School District,
                                 VRDN, Series 2001-3, 2.32% due 6/01/2009 (a)(e)                                            4,930

                         1,995   Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-2137, 2.57% due
                                 12/01/2020 (a)(c)                                                                          1,995

                         1,325   Allen County, Ohio, GO, BAN, 1.95% due 9/07/2005                                           1,325

                         1,835   Ashland, Ohio, Various Purpose Improvement Notes, GO, 4% due 5/25/2006                     1,851

                         1,100   Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County Medical
                                 Center Project), VRDN, 2.57% due 12/01/2007 (a)                                            1,100

                         1,420   Barberton, Ohio, GO, State Improvement Notes, 1.98% due 11/17/2005                         1,425

                         2,000   Brunswick, Ohio, Storm Water Drainage System Notes, GO, 4.25% due 5/24/2006                2,022

                         3,600   Bryan, Ohio, GO, BAN, 2.675% due 12/01/2005                                                3,605

                         9,080   Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 2.60%
                                 due 9/01/2020 (a)                                                                          9,080

                                 Cincinnati, Ohio, City School District, GO:
                         3,830       PUTTERS, VRDN, Series 315, 2.58% due 6/01/2010 (a)(d)                                  3,830
                         8,250       (School Computer Technology), BAN, 2.50% due 9/09/2005                                 8,264


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA Ohio Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
Ohio                             Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN (a):
(concluded)         $    4,600       (Memorial Hospital Project), Series A-1, 2.37% due 8/01/2022                     $     4,600
                         2,570       (Saint Luke's Hospital Project), 2.55% due 12/01/2006                                  2,570
                         4,300       Series D-1, 2.37% due 12/01/2015                                                       4,300

                         8,035   Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding Bonds
                                 (West Bay Apartments Project), VRDN, AMT, 2.65% due 12/01/2034 (a)                         8,035

                         5,585   Cuyahoga County, Ohio, BAN, 2.50% due 9/15/2005                                            5,595

                         4,635   Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation),
                                 VRDN, 2.62% due 6/01/2022 (a)                                                              4,635

                         3,000   Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 2.59% due
                                 7/01/2031 (a)                                                                              3,000

                                 Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds, VRDN (a):
                         4,425       (A.M. McGregor Home Project), 2.59% due 1/01/2034                                      4,425
                         3,155       (Catholic Charities Facilities), 2.63% due 7/01/2012                                   3,155

                         4,900   Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health
                                 System), VRDN, 2.59% due 11/01/2030 (a)                                                    4,900

                                 Cuyahoga County, Ohio, IDR, Refunding, VRDN (a):
                           820       (Curtiss Wright Project), 2.68% due 12/01/2008                                           820
                         1,940       (Parma Care Center Inc. Project), AMT, 2.37% due 12/01/2011                            1,940

                                 Cuyahoga County, Ohio, IDR, VRDN (a):
                           310       (Athens Pastries Inc. Project), AMT, 2.44% due 6/03/2009                                 310
                           145       (Erieview Metal Treating Project), 2.44% due 5/05/2010                                   145
                         3,525       (King Nut Project), AMT, 2.69% due 5/01/2021                                           3,525

                         2,651   Dayton, Ohio, GO, BAN, AMT, 3% due 7/07/2005                                               2,651

                         3,600   Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                                 Series A, 2.60% due 12/01/2022 (a)                                                         3,600

                         5,000   Dover, Ohio, Improvement Notes, GO, 3.50% due 1/12/2006                                    5,030

                         2,000   Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN,
                                 Series 2004-34, Class A, 2.57% due 12/01/2031 (a)(d)                                       2,000

                         4,000   Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98,
                                 Class 3501, 2.57% due 1/01/2021 (a)                                                        4,000

                                 Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison), VRDN,
                                 Series 95 (a):
                         6,000       Class 3501, 2.57% due 7/01/2015                                                        6,000
                         5,800       Class 3502, 2.57% due 7/01/2015                                                        5,800

                         1,630   Fairborn, Ohio, GO, BAN, Series A, 2.25% due 8/04/2005                                     1,631

                         2,500   Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 2.57%
                                 due 5/01/2007 (a)                                                                          2,500

                           350   Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 2.44% due
                                 9/01/2016 (a)                                                                                350

                         4,800   Hamilton County, Ohio, EDR (The Contemporary Arts Center), VRDN, 2.58% due
                                 11/01/2021 (a)                                                                             4,800

                         4,145   Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of Charity
                                 Senior Care), VRDN, 2.64% due 8/01/2027 (a)                                                4,145

                         1,240   Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 2.56% due 12/01/2026 (a)        1,240

                         3,200   Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                 Redevelopment Corporation Project), VRDN, 2.62% due 8/01/2036 (a)                          3,200

                         5,965   Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN,
                                 AMT, Series A, 2.65% due 1/01/2031 (a)                                                     5,965

                         4,320   Hilliard, Ohio, School District, GO, Refunding, ROCS, VRDN, Series II-R-7503,
                                 2.57% due 12/01/2023 (a)(e)                                                                4,320

                           700   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 2.44% due 12/01/2014 (a)            700

                         2,770   Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 2.63% due
                                 12/01/2016 (a)                                                                             2,770

                         3,650   Jackson, Ohio, Hospital Facilities, Revenue Refunding Bonds (Consolidated Health
                                 System-Holzer Hospital), VRDN, 2.60% due 10/01/2029 (a)(f)                                 3,650

                         2,780   Kent, Ohio, GO, BAN, 2.75% due 10/20/2005                                                  2,787

                         5,000   Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital
                                 Project), VRDN, 2.59% due 12/01/2029 (a)                                                   5,000

                         1,935   Lake County, Ohio, GO, BAN, 2.50% due 7/27/2005                                            1,936

                         2,500   Lebanon, Ohio, Limited Tax, GO, BAN, 3% due 9/21/2005                                      2,507

                         4,450   Lima, Ohio, GO, BAN, 4% due 5/04/2006                                                      4,488

                         2,100   Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 2.69% due
                                 11/01/2021 (a)                                                                             2,100

                         1,290   Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT, 2.65%
                                 due 5/01/2010 (a)                                                                          1,290

                                 Lucas County, Ohio, Hospital Revenue Bonds, VRDN (a):
                            75       (Sunshine Children's Home Project), 2.73% due 12/01/2007                                  75
                         1,060       (Sunshine Inc.-Northwest Ohio Project), 2.68% due 6/02/2014                            1,060

                         1,870   Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 2.44%
                                 due 12/01/2032 (a)                                                                         1,870

                         1,460   Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project),
                                 VRDN, 2.63% due 2/01/2017 (a)                                                              1,460

                         3,702   Marion, Ohio, GO, BAN, 2.75% due 10/19/2005                                                3,712

                         6,800   Marysville, Ohio, Tax Increment Financing Revenue Notes, 2.75% due 9/14/2005               6,814

                         1,320   Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 2.54% due
                                 11/01/2018 (a)                                                                             1,320

                         2,000   Mayfield Heights, Ohio, GO, BAN, 3.25% due 1/26/2006                                       2,010

                         1,015   Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 2.69%
                                 due 9/01/2012 (a)                                                                          1,015

                         4,900   Middletown, Ohio, City School District, GO, ROCS, VRDN, Series II-R-303, 2.57%
                                 due 12/01/2031 (a)(c)                                                                      4,900

                         1,300   Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A, 2.63%
                                 due 4/01/2011 (a)                                                                          1,300

                                 Montgomery County, Ohio, Health Care Facilities Revenue Bonds, VRDN (a):
                         2,410       (Kettering Affiliated Project), 2.67% due 5/01/2022                                    2,410
                         1,585       (South Community Inc. Project), 2.68% due 9/01/2014                                    1,585

                         1,560   Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN,
                                 AMT, 2.72% due 12/01/2013 (a)                                                              1,560

                         5,635   Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                                 Apartments), VRDN, AMT, 2.67% due 12/01/2027 (a)                                           5,635

                         2,000   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN,
                                 Series A, 2.50% due 11/15/2022 (a)                                                         2,000

                         2,405   Morrow County, Ohio, GO, Refunding, BAN, 2.50% due 7/20/2005                               2,406

                         3,610   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Ohio State
                                 Turnpike Commission), VRDN, Series 2000-104, Class A, 2.55% due 11/14/2017 (a)(c)          3,610

                                 Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                 Gas and Electric), VRDN (a):
                         2,100       Series A, 2.42% due 9/01/2030                                                          2,100
                         2,100       Series B, 2.49% due 9/01/2030                                                          2,100

                         5,000   Ohio State Air Quality Development Authority, PCR, Refunding (Ohio Edison Company),
                                 VRDN, Series C, 2.45% due 6/01/2023 (a)                                                    5,000

                                 Ohio State, GO, VRDN (a):
                         1,500       FLOATS, Series 945, 2.56% due 6/15/2011                                                1,500
                         9,560       PUTTERS, Series 306, 2.58% due 11/01/2018                                              9,560

                         2,705   Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                                 Nazareth College Project), VRDN, 2.63% due 9/01/2009 (a)                                   2,705

                         2,075   Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds (Pooled
                                 Financing), VRDN, 2.62% due 12/01/2016 (a)                                                 2,075

                         2,700   Ohio State IDR (University Forest Products Project), VRDN, AMT, 2.74% due
                                 10/01/2020 (a)                                                                             2,700

                                 Ohio State Solid Waste Revenue Bonds, VRDN, AMT (a):
                         8,000       (BP Chemical Inc.), 2.53% due 8/01/2034                                                8,000
                         7,030       (BP Exploration and Oil Inc. Project), 2.53% due 8/01/2034                             7,030
                         4,700       (BP Exploration and Oil Inc. Project), Series 90, 2.36% due 8/01/2034                  4,700
                         3,065       (BP Products of North America), 2.53% due 8/01/2034                                    3,065

                         8,300   Ohio State Water Development Authority, Pollution Control Facilities Revenue Bonds
                                 (Ohio Edison Company Project), VRDN, AMT, Series B, 2.54% due 9/01/2018 (a)                8,300

                         6,000   Ohio State Water Development Authority, Solid Waste Facilities Revenue Bonds (PEL
                                 Technologies Project), VRDN, AMT, 2.62% due 7/01/2027 (a)                                  6,000

                         1,400   Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge Corporation
                                 Project), VRDN, AMT, 2.36% due 8/01/2026 (a)                                               1,400

                         1,955   Perrysburg, Ohio, GO, BAN, 2.20% due 8/11/2005                                             1,956

                                 Portage County, Ohio, Industrial Revenue Bonds, VRDN (a):
                         2,890       (Commercial Turf Products Ltd. Project), AMT, 2.61% due 5/01/2022                      2,890
                           830       (John E. Susong Project), Series B, 2.44% due 5/02/2016                                  830

                                 Portage County, Ohio, Industrial Revenue Refunding Bonds, VRDN (a):
                         1,110       (John E. Susong Project), Series A, 2.44% due 5/02/2011                                1,110
                         1,605       (PM Properties One Ltd.), AMT, 2.72% due 11/01/2012                                    1,605

                           400   Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                                 VRDN, 2.67% due 12/01/2010 (a)                                                               400

                         2,022   Saint Clairsville, Ohio, GO, BAN, 3.75% due 4/27/2006                                      2,034

                           900   Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN,
                                 AMT, Series A, 2.44% due 9/01/2007 (a)                                                       900

                           955   Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 2.72%
                                 due 2/01/2010 (a)                                                                            955

                         2,200   Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project),
                                 VRDN, AMT, 2.69% due 12/01/2011 (a)                                                        2,200

                                 Summit County, Ohio, IDR, VRDN (a):
                           815       (Ace Precision Industries Inc. Project), 2.77% due 7/01/2014                             815
                           322       (Austin Printing Company Inc. Project), AMT, 2.77% due 8/01/2006                         322
                           725       (Waldonia Investment Project), AMT, 2.44% due 7/01/2018                                  725

                         3,500   Toledo, Ohio, City School District, GO, PUTTERS, VRDN, Series 655, 2.58% due
                                 12/01/2011 (a)(c)                                                                          3,500

                         3,500   Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company), Refunding, VRDN,
                                 AMT, 2.69% due 4/01/2013 (a)                                                               3,500

                           600   Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT, 2.71% due
                                 11/01/2006 (a)                                                                               600

                         2,050   Upper Valley Joint Vocational School District, Ohio, GO, BAN, 2.62% due 11/29/2005         2,053

                           700   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 2.77% due 5/01/2016 (a)      700

                           885   Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon), VRDN,
                                 2.44% due 4/01/2011 (a)                                                                      885

                         1,850   Vinton County, Ohio, Local School District, GO, BAN, 3% due 7/07/2005                      1,850

                         2,100   Wauseon, Ohio, GO, BAN, 2.58% due 11/23/2005                                               2,105

                         3,725   West Chester Township, Ohio, Tax Increment Financing Revenue Bonds (West Chester
                                 Streets Project), VRDN, 2.60% due 12/01/2021 (a)                                           3,725

                         1,000   Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 2.72% due
                                 6/01/2009 (a)                                                                              1,000

                                 Wood County, Ohio, IDR, VRDN, AMT (a):
                           280       (Centaur Tool and Die Inc. Project), 2.77% due 8/01/2010                                 280
                         1,600       (Jerl Machine Project), 2.63% due 9/01/2016                                            1,600

                           535   Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 2.77% due
                                 5/01/2010 (a)                                                                                535


Puerto Rico - 1.7%       6,300   Government Development Bank of Puerto Rico, CP, 2.98% due 7/20/2005                        6,300

                                 Total Investments (Cost - $360,609*) - 100.1%                                            360,609
                                 Liabilities in Excess of Other Assets - (0.1)%                                             (418)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   360,191
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Radian Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005